-NET INCOME/ (LOSS) PER COMMON SHARE	9 Months Ended
Sep. 30, 2011
-NET INCOME/ (LOSS) PER COMMON SHARE

NOTE G—NET INCOME/ (LOSS) PER COMMON SHARE

The Company’s reconciliation of the numerators and denominators of the basic and fully diluted income per shares is as follows for the three months ended September 30, 2011 and 2010 are as follows:

For the three months ended:	September 30, 2011			September 30, 2010
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount

Net Income/(Loss)	$ (17,680)			$ (45,517)
Basic EPS
Income available to common stockholders	(17,680)	36,311,640	$ (0.00)	(45,517)	35,758,297	$ 0.00
Effect of Dilutive Securities
Warrants
Convertible preferred stock		29,713			29,713
Diluted EPS
Net Income/(Loss)	$ (17,680)	36,341,353	$ (0.00)	$ (45,517)	35,788,010	$ 0.00

The Company’s reconciliation of the numerators and denominators of the basic and fully diluted income per shares is as follows for the nine months ended September 30, 2011 and 2010 are as follows:

For the nine months ended:	September 30, 2011			September 30, 2010
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount

Net Income/(Loss)	$ 104,361			$ (462,333)
Basic EPS
Income available to common stockholders	104,361	36,311,640	$ 0.00	(462,333)	35,718,413	$ 0.00
Effect of Dilutive Securities
Warrants
Convertible preferred stock		29,713			29,713
Diluted EPS
Net Income/(Loss)	$ 104,361	36,341,353	$ 0.00	$ (462,333)	35,748,126	$ 0.00